Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 64,254,451
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	21,871,888
Due after one year through two years	1,128,741
Due after two years through three years	993,916
Due after three years through four years	269,086
Due after four years through five years	355,503
Due after five years	359,325
Total	24,978,459
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	2,758,776
Due after one year through two years	50,000
Due after two years through three years	0
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	2,808,776
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	24,827,024
Due after one year through two years	48,272
Due after two years through three years	1,651
Due after three years through four years	261
Due after four years through five years	0
Due after five years	0
Total	24,877,208
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	11,228,918
Due after one year through two years	168,308
Due after two years through three years	141,060
Due after three years through four years	51,722
Due after four years through five years	0
Due after five years	0
Total	11,590,008
Time deposits
Deposits From Banking Clients [Line Items]
Total	49,855,666
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	14,398,785
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	24,630,664
Due after one year through two years	1,178,741
Due after two years through three years	993,916
Due after three years through four years	269,086
Due after four years through five years	355,503
Due after five years	359,325
Total	27,787,235
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	36,055,941
Due after one year through two years	216,580
Due after two years through three years	142,711
Due after three years through four years	51,983
Due after four years through five years	0
Due after five years	0
Total	¥ 36,467,216